Short-term and Long-term Debt - Summary of Long-term Debt (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 25, 2017
Long-term government loans with below-market interest rate [member] | Renminbi denominated [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	1.08%
Long-term government loans with below-market interest rate [member] | Renminbi denominated [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	1.20%
Bank loans - unsecured [member] | Renminbi denominated [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument maturity through	2036	2036
Bank loans - unsecured [member] | Renminbi denominated [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	1.08%
Bank loans - unsecured [member] | Renminbi denominated [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	7.04%
Bank loans - unsecured [member] | US Dollars denominated [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument maturity through	2048	2048
Bank loans - unsecured [member] | US Dollars denominated [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	1.00%
Bank loans - unsecured [member] | US Dollars denominated [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	8.30%
Bank loans - unsecured [member] | Euro denominated [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	2.30%	2.30%
Debt instrument maturity through	2032	2032
Other loans - unsecured [member] | China Telecom Group [member] | Renminbi denominated [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate			3.80%
Other loans - unsecured [member] | China Telecom Group [member] | Renminbi denominated [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument maturity through	3 years
Repayment of partially loan	¥ 3,000
Other loans - unsecured [member] | China Telecom Group [member] | Renminbi denominated [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument maturity through	5 years